Stock-Based Compensation Plans - Assumptions Used in Black - Scholes Model for Each Grant (Details)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Stock-Based Compensation Plans
Expected volatility (%)	30.00%	30.80%	29.20%
Risk-free rate (%)	3.60%	3.20%	2.40%
Expected option life (years)	5 years	5 years	5 years